Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Consolidated Statement of Financial Position

At December 31, 2018, the consolidated statement of financial position includes the following:

	2017		2018
	S/(000)	USD(000)	S/(000)	USD(000)
Assets	1,851,309	570,511	2,273,132	674,753
Liabilities	1,982,007	610,788	2,042,176	604,383

Schedule of Foreign Currency Exchange Gains and Losses Exposure against US Dollar

The Group’s exchange gains and losses for the Peruvian Sol, the Chilean and Colombian Pesos exposure against the U.S. dollar was:

	2016	2017	2018
Gain	742,930	329,751	382,104
Loss	(755,680)	(323,927)	(405,380)

Schedule of Assets and Liabilities Equivalent to Functional Currency

The consolidated statement of changes in equity comprises a foreign currency translation adjustment originated by its subsidiaries. The statement financial position includes assets and liabilities in functional currency equivalent to:

	2017		2018
	Assets	Liabilities	Assets	Liabilities
CLP	77,199,082	74,447,874	48,129,848	49,728,313
COP	101,300,811	74,319,654	163,560,697	76,978,655

Schedule of Undiscounted Cash Flows of Financial Liabilities

The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period from the date of the statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than	1-2	2-5	More than
	1 year	years	years	5 years	Total
At December 31, 2017
Other financial liabilities (except for finance leases)	1,003,500	336,913	290,253	—	1,630,666
Finance leases	72,864	41,877	24,022	638	139,401
Bonds	109,746	148,986	353,349	1,272,647	1,884,728
Trade accounts payables	1,453,046	—	—	—	1,453,046
Accounts payables to related parties	55,174	25,954	—	—	81,128
Other accounts payables	153,498	34,527	371,976	—	560,001
Other non-financial liabilities	—	383	—	—	383

	2,847,828	588,640	1,039,600	1,273,285	5,749,353

	Less than	1-2	2-5	More than
	1 year	years	years	5 years	Total
At December 31, 2018
Other financial liabilities (except for finance leases)	816,122	273,079	129,233	41,577	1,260,011
Finance leases	15,151	7,489	14,094	—	36,734
Bonds	111,080	153,287	355,667	1,174,404	1,794,438
Trade accounts payables	1,079,531	—	—	—	1,079,531
Accounts payables to related parties	55,941	21,849	—	—	77,790
Other accounts payables	116,806	17,777	338,627	—	473,210
Other non-financial liabilities	—	61	—	—	61

	2,194,631	473,542	837,621	1,215,981	4,721,775

Schedule of Information About Gearing Ratio

As of December 31, 2017, and 2018, the gearing ratio is presented below indicating the Group’s strategy to keep it in a range from 0.10 to 0.70.

	2017	2018
Total financial liabilities and bonds	2,637,630	2,139,714
Less: Cash and cash equivalents	(626,180)	(801,140)

Net debt	2,011,450	1,338,574
Total equity	2,589,078	2,489,931

Total capital	4,600,528	3,828,505

Gearing ratio	0.44	0.35

Schedule of Assets and Liabilities Measured at Fair Value

The table below shows the Group’s assets and liabilities measured at fair value on December 31, 2017, and 2018:

	Level 1	Level 2	Total
At December 31, 2017
Financial assets
Financial assets at fair value through profit or loss	181	—	181
Financial liabilities
Derivatives used for hedging	—	383	383
At December 31, 2018
Financial liabilities
Derivatives used for hedging	—	61	61